Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Bridge Media LLC [Member]
Property and Equipment

Note 3 – Property and Equipment

Property and equipment consist of the following as of:

($ in thousands)	September 30, 2023	December 31, 2022	Depreciable Life - Years

Land	$26	$26	-
Buildings and building improvements	1,043	797	7-38
Machinery and equipment	346	331	1-6
Transportation equipment	232	306	4
Office equipment and software	3,986	1,428	1-6
Station equipment	-	390	5
Construction in progress	3,353	738	-
Total cost	8,985	4,016
Accumulated depreciation	(755)	(300)
Property and equipment, net	$8,230	$3,716

The Company recorded depreciation expense of $269 thousand and $550 thousand for the three and nine month periods ended September 30, 2023. The Company did not record any depreciation expense in 2022 as the property and equipment was contributed by a related party on December 31, 2022.

Note 3 – Property and Equipment

Property and equipment consist of the following as of December 31:

($ in thousands)	2022	Depreciable Life - Years

Land	$26	-
Buildings and building improvements	797	7-38
Machinery and equipment	331	1-6
Transportation equipment	306	4
Office equipment and software	1,428	1-6
Station equipment	390	5
Construction in progress	738	-
Total cost	4,016
Accumulated depreciation	(300)
Property and equipment, net	$3,716

The Company did not record any depreciation expense in 2022 as the property and equipment was contributed by a related party on December 31, 2022

The Arena Group Holdings Inc [Member]
Property and Equipment

7. Property and Equipment

Property and equipment are summarized as follows:

	As of December 31,
	2022	2021
Office equipment and computers	$1,744	$1,345
Furniture and fixtures	240	1
	1,984	1,346
Less accumulated depreciation and amortization	(1,249)	(710)
Net property and equipment	$735	$636

Depreciation and amortization expense for the years ended December 31, 2022 and 2021 was $539 and $443, respectively. Impairment charges for property and equipment for the years ended December 31, 2022 and 2021 of $0 and $425, respectively, have been recorded on the consolidated statements of operations.